Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended					12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 CNY	Jul. 31, 2011 CNY	Feb. 03, 2010 CNY	Jun. 18, 2007 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)
Loss Contingencies [Line Items]
Operating lease rental expenses						$ 4.1	25.6	21.2	18.4
Damages sought by plaintiff for losses against third party and the Group			20		100
Compensation awarded by court to plaintiff	0.4	2.2		1.6
Legal fees paid						0.3	1.9	1.2	4.5
Estimated contingency loss								2.0		0.3
Accrued contingency loss								2.0		$ 0.3